(Loss)/gain on disposals	12 Months Ended
Dec. 31, 2015
Proceeds from Sale of Productive Assets [Abstract]
(Loss)/gain on disposals
(Loss)/gain on disposals

The Company has recognized the following (losses)/gains on disposals:

(In US$ millions)	Net proceeds/recoverable amount	Book value on disposal	(Loss)/gain
Year ended December 31, 2015:
Cancellation of West Mira	199	279	(80)
West Rigel Transferred to Asset held for sale	128	210	(82)
Sale of West Polaris	235	312	(77)
SeaMex Limited	1,240	1,059	181
Assets written off	—	5	(5)
Total for year ended December 31, 2015	1,802	1,865	(63)

Year ended December 31, 2014:
Sale of West Auriga business	466	26	440
Sale of West Vela business	536	344	192
Total for year ended December 31, 2014	1,002	370	632

Year ended December 31, 2013:
Sale of Jack-up rig West Janus	73	12	61
Total for year ended December 31, 2013	73	12	61

Cancellation of the West Mira

On September 14, 2015, the Company cancelled the construction contract for the West Mira with Hyundai Samho Heavy Industries Co Ltd. (“HSHI”), due to the Shipyard’s inability to deliver the unit within the timeframe required under the contract. The carrying value of the newbuild at the date of cancellation was $315 million, which included $170 million of pre-delivery installments paid to HSHI, with the remainder relating to purchased equipment, internally capitalized construction costs and capitalized interest. Under the contract terms, the Company has the right to recoup the $170 million in pre-delivery installments, plus accrued interest.

On October 12, 2015, HSHI launched arbitration proceedings under the contract. HSHI have claimed that Seadrill’s cancellation was a repudiatory breach and claim they were due various extensions of time. The Company refutes this vigorously, and believes it has the contractual right to recover the $170 million in pre-delivery installments, plus accrued interest, and legal costs. The recovery is however now not expected until the conclusion of an arbitration process under English law, which is expected to take up to two years.

Based both on management’s assessment of the facts and circumstances, and advice from external counsel, who have been engaged for the arbitration process, the Company believes the recovery of the installment, plus accrued interest, and legal costs, is probable, as defined by US GAAP. As such, the Company has reclassified from “Newbuildings,” a receivable of $170 million plus accrued interest of $29 million, which is presented in “Other non-current assets” on the balance sheet. The Company will continue to assess the recoverability throughout the arbitration process.

The Company will redeploy equipment, totaling $48 million, within Seadrill’s remaining fleet, and has not written off these amounts. The resulting net loss on disposal recognized was $80 million, which is included in “Loss on disposal” in the Statement of Operations.

West Rigel Transferred to Asset held for sale

On December 2, 2015, the West Rigel was classified as an Asset held for sale. As at the transfer date the West Rigel held assets at its book value of $210 million and a loss on disposal of $82 million was recognized. Please refer to Note 37 for more details.

Sale of West Polaris

On June 19, 2015, the Company sold the entities that owned and operated the West Polaris to Seadrill Operating LP, a consolidated subsidiary of Seadrill Partners LLC and 42% owned by the Company. Please refer to Note 11 for more details.

SeaMex Limited

During the year ended December 31, 2014, the Company entered into a joint venture agreement with an investment fund controlled by Fintech Advisory Inc. (“Fintech”), for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex Limited (“SeaMex”), which was previously 100% owned by the Company. As a result of the transaction the Company has deconsolidated certain entities as of March 10, 2015, and has recognized its remaining 50% investment in the joint venture at fair value. Please refer to Note 11 for more details.

Sale of West Auriga business

On March 21, 2014, the Company sold the entities that own and operate the West Auriga (the “Auriga business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners that is 49% owned by the Company. Please refer to Note 11 for more details.

Sale of West Vela business

On November 4, 2014, the Company sold the entities that own and operate the West Vela (the “Vela business”) to Seadrill Capricorn Holdings LLC, a consolidated subsidiary of Seadrill Partners and 49% owned by the Company. Please refer to Note 11 for more details.

Sale of majority of tender rig business

On April 30, 2013 we completed the sale of the entities which owned and operated the following tender rigs: T-4, T-7, T-11, T-12, West Alliance, West Berani, West Jaya, West Menang, West Pelaut, West Setia, and the newbuilds T-17, T-18, and West Esperanza. In addition our 49% ownership in Varia Perdana and Tioman Drilling was sold as part of this transaction, which included the following rigs: T-3, T-6, T-9, T-10, and the Teknik Berkat. This is collectively referred to as the “tender rig businesses.” Please refer to Note 11 for more details.

West Janus
In 2013 we sold the jack-up rig West Janus for net proceeds of $73 million, and recorded a gain on sale of $61 million.